OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS [Abstract]
Other Non-Current Assets
All figures in USD '000	2012	2011
Deferred Finance Costs	4,938	490
Total as of December 31,	4,938	490